UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2012

John Hancock Tax-Free Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 97.0%				$476,909,534

(Cost $420,817,163)

Alabama 0.5%				2,243,800

Birmingham Special Care Facilities Financing Authority
Children’s Hospital	6.125	06/01/34	$2,000,000	2,243,800

Arizona 0.5%				2,291,702

Arizona Health Facilities Authority
Phoenix Memorial Hospital (H)	8.200	06/01/21	2,150,000	22
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	1,000,000	1,187,970
Phoenix Civic Improvement Corp., Series B
Civic Plaza, (Zero Coupon steps up to 5.500% on 7-1-13)
(D)(Z)	Zero	07/01/28	1,000,000	1,103,710

California 16.2%				79,922,735

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/25	5,000,000	2,317,850
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A
(Z)	Zero	01/01/19	30,000,000	26,865,900
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	2,500,000	2,088,725
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	2,500,000	3,234,075
Madera County Certificates of Participation
Valley Children's Hospital (D)	6.500	03/15/15	10,870,000	11,505,352
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	7,205,000	7,590,323
San Bernardino County
Medical Center Financing Project	5.500	08/01/22	2,500,000	2,868,900
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	25,000	25,010
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/14	5,000,000	4,966,150
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/17	4,900,000	4,684,890
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/20	2,000,000	1,729,820
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01/15/17	10,000,000	9,709,500
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	2,000,000	2,336,240

Colorado 3.6%				17,484,481

Colorado Springs Utilities Revenue
Series A	5.000	11/15/33	2,000,000	2,307,400
Colorado Springs Utilities Revenue
Series C	5.250	11/15/42	2,825,000	3,123,603
Denver, Colorado City & County Airport Revenue
Series A	5.250	11/15/36	5,250,000	5,813,588
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	3,500,000	4,088,910
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	2,150,980

1

John Hancock Tax-Free Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Connecticut 0.7%				$3,305,370

Connecticut State Health & Educational Facility Authority
Yale University, Series Z3	5.050	07/01/42	$3,000,000	3,305,370

District of Columbia 2.6%				12,917,599

District of Columbia Tobacco Settlement Financing Corp.	6.500	05/15/33	5,000,000	5,410,600
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10/01/33	6,565,000	2,117,738
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10/01/35	6,470,000	1,854,108
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10/01/36	7,250,000	1,956,268
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon steps up
to 6.500% on 10-1-16) (D)(Z)	Zero	10/01/41	1,750,000	1,578,885

Florida 4.5%				22,210,320

Bonnet Creek Resort Community
Development District	7.250	05/01/18	1,000,000	1,001,740
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,500,000	1,500,525
Capital Trust Agency Seminole Tribe Convention
Prerefunded to 10-1-12, Series A (S)	8.950	10/01/33	3,000,000	3,213,240
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	962,520
Hernando County, Criminal Justice (D)	7.650	07/01/16	500,000	612,320
JEA Electric System Revenue
Series Three - D-2	5.000	10/01/38	7,000,000	7,702,870
Orange County School Board
School Improvements, Series A (D)(Z)	Zero	08/01/13	5,000,000	4,943,750
Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed to Maturity,
Series D	6.750	10/01/17	1,945,000	2,273,355

Georgia 2.2%				10,761,325

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,000,000	1,022,790
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Y (D)	6.500	01/01/17	145,000	165,007
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Z (D)	5.500	01/01/20	150,000	168,020
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Prerefunded to 1-1-14,
Series 2005 (D)	6.500	01/01/17	60,000	66,863
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01/01/19	885,000	1,032,087
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01/01/19	4,645,000	5,477,198
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01/01/24	2,000,000	2,829,360

Illinois 4.0%				19,849,419

Chicago Board of Education, Series A (D)	5.500	12/01/30	3,650,000	4,416,062

2

John Hancock Tax-Free Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Illinois (continued)

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	$3,000,000	$3,084,600
City of Chicago IL, Series A	5.750	01/01/39	3,200,000	3,672,352
Illinois Development Finance Authority
Edison Project (D)	5.850	01/15/14	3,000,000	3,224,160
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	1,500,000	1,829,040
Lake County Community Consolidated School District No: 24
(D)(Z)	Zero	01/01/22	2,440,000	1,663,763
Round Lake Lakewood Grove Special Service Area No: 1
Prerefunded to 3-1-13	6.700	03/01/33	979,000	1,053,159
Will County Community Unit School District No: 365 (D)(Z)	Zero	11/01/21	1,130,000	906,283

Indiana 0.7%				3,444,150

Indiana Finance Authority
Duke Energy, Series B	6.000	08/01/39	3,000,000	3,444,150

Kentucky 1.3%				6,473,681

Kentucky Economic Development Finance Authority
Louisville Arena, Series A-1 (D)	6.000	12/01/33	1,000,000	1,110,820
Kentucky Economic Development Finance Authority
Norton Healthcare, Prerefunded to 10-1-13, Series C (D)	6.100	10/01/21	1,770,000	1,947,814
Kentucky Economic Development Finance Authority
Norton Healthcare, Series C (D)	6.100	10/01/21	3,230,000	3,415,047

Louisiana 0.9%				4,418,900

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	2,500,000	2,743,250
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects., Series A-1	6.500	11/01/35	1,500,000	1,675,650

Massachusetts 8.9%				43,815,267

Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	8,000,000	10,692,080
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	Zero	07/01/26	8,595,000	4,850,932
Massachusetts Development Finance Agency
Harvard University Series B	5.000	10/15/40	2,775,000	3,162,362
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12, Series B	9.200	12/15/31	3,500,000	3,811,745
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	5,000,000	5,413,800
Massachusetts Water Pollution Abatement, Series A	6.375	02/01/15	50,000	50,256
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	10,775,000	11,986,433
Metropolitan Boston Transit Parking Corp.	5.250	07/01/36	3,475,000	3,847,659

Michigan 1.3%				6,413,270

Detroit Water Supply System
Water Revenue, Series A	5.250	07/01/41	5,000,000	5,217,150
Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07/01/36	1,000,000	1,196,120

Nebraska 2.3%				11,264,428

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12/01/20	4,970,000	5,362,680

3

John Hancock Tax-Free Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Nebraska (continued)

Omaha Public Power District
Electric, Power & Light Revenues, Escrowed to Maturity,
Series B	6.200	02/01/17	$1,200,000	$1,373,388
Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02/01/36	4,000,000	4,528,360

New Hampshire 0.3%				1,265,125

New Hampshire Health & Education Facilities Authority
Exeter Project	6.000	10/01/24	1,250,000	1,265,125

New Jersey 4.1%				20,278,994

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01/01/35	4,250,000	4,701,945
New Jersey Transportation Trust Fund Authority
Series B	5.000	06/15/42	2,500,000	2,714,575
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06/01/43	4,000,000	4,301,040
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.750	06/01/39	5,000,000	5,407,600
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	3,355,000	3,153,834

New York 16.6%				81,629,377

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07/15/40	1,000,000	1,077,800
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	3,500,000	3,954,580
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	2,000,000	2,368,300
New York City Industrial Development Agency
Liberty-7 World Trade Center, Series A	6.250	03/01/15	2,000,000	2,005,200
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/24	1,500,000	1,591,860
New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06/15/40	5,000,000	5,641,100
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	8,000,000	8,728,560
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	3,725,000	4,188,837
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01/15/39	3,000,000	3,295,260
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01/15/34	3,000,000	3,376,200
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/31	5,000,000	5,530,250
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/44	2,500,000	2,662,100
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	3,000,000	3,315,570
New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02/15/39	2,500,000	2,728,250
New York State Dormitory Authority
State University Dormitory, Series A	5.000	07/01/35	7,250,000	8,048,588
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	1,000,000	1,205,530

4

John Hancock Tax-Free Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

New York (continued)

Port Authority of New York & New Jersey
144th Construction Project	5.000	10/01/29	$3,500,000	$3,984,505
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	8,700,000	8,613,087
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	2,000,000	2,231,520
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11/15/33	4,025,000	4,437,120
Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07/15/39	2,000,000	2,645,160

Ohio 0.2%				1,037,750

Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11/01/32	1,000,000	1,037,750

Oklahoma 1.2%				6,004,420

Grand River Dam Authority, Series A	5.250	06/01/40	4,000,000	4,455,440
Tulsa Airport Improvement Trust, Series A AMT (H)(P)	7.750	06/01/35	2,000,000	1,548,980

Oregon 1.5%				7,383,843

Clackamas County School District No. 12, Series B (D)	5.000	06/15/28	5,630,000	6,282,292
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,100,000	1,101,551

Pennsylvania 2.5%				12,333,151

Allegheny County Hospital Development Authority
West Penn Health Systems, Series A	5.000	11/15/28	3,500,000	2,928,485
Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07/01/23	1,000,000	1,000,300
Carbon County Industrial Development Authority
Panther Creek Partners Project AMT	6.700	05/01/12	600,000	600,456
Philadelphia Authority for Industrial Development
Commerical Development AMT	7.750	12/01/17	3,250,000	3,254,030
Philadelphia School District, Series E	6.000	09/01/38	4,000,000	4,549,880

Puerto Rico 4.8%				23,746,750

Commonwealth of Puerto Rico
Public Improvement - Series A	5.750	07/01/41	5,000,000	5,471,950
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Water & Sewer Revenue, Series A	5.250	07/01/42	5,000,000	5,007,500
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	2,500,000	2,623,700
Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07/01/36	3,000,000	3,505,470
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16) (Z)	Zero	08/01/32	4,000,000	3,912,320
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08/01/41	3,000,000	3,225,810

Rhode Island 0.2%				855,746

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	850,000	855,746

5

John Hancock Tax-Free Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

South Carolina 3.9%				$18,980,193

Richland County
International Paper Company AMT	6.100	04/01/23	$3,325,000	3,423,553
South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01/01/38	6,000,000	6,798,000
South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01/01/40	8,000,000	8,758,640

South Dakota 1.0%				5,119,750

Educational Enhancement Funding Corp., Series B	6.500	06/01/32	5,000,000	5,119,750

Texas 8.4%				41,391,513

Bexar County Health Facilities Development Corp.
Army Retirement Residence Project, Prerefunded to 7-1-12	6.300	07/01/32	1,000,000	1,030,190
City of San Antonio
Electric & Gas, Series A	5.000	02/01/34	4,330,000	4,816,086
Dallas Waterworks & Sewer System Revenue	5.000	10/01/35	5,000,000	5,663,050
Dallas Waterworks & Sewer System Revenue	5.000	10/01/36	5,000,000	5,671,700
Houston Independent School District Public Financing Corp.
Cesar Chavez Project, Series A (D)(Z)	Zero	09/15/16	570,000	530,875
Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05/15/40	5,000,000	5,339,500
Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05/15/39	180,000	232,642
Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05/15/41	2,500,000	2,684,900
Lower Colorado River Authority	5.625	05/15/39	3,820,000	4,271,218
Mission Economic Development Corp.
Allied Waste, Inc. Project, Series A AMT	5.200	04/01/18	1,000,000	1,002,220
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	3,250,000	3,620,952
Texas Municipal Power Agency Revenue	5.000	09/01/40	6,000,000	6,528,180

Utah 0.1%				548,930

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125	05/15/15	500,000	548,930

Washington 0.4%				1,896,945

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07/01/16	1,500,000	1,896,945

Wyoming 0.9%				4,399,200

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07/15/39	3,000,000	3,387,570
Sweetwater County
FMC Corp. Project AMT	5.600	12/01/35	1,000,000	1,011,630

Other 0.7%				3,221,400

Centerline Equity Issuer Trust, Series A-4-1 (S)	5.750	05/15/15	3,000,000	3,221,400

6

John Hancock Tax-Free Bond Fund
As of 2-29-12 (Unaudited)

	Par value	Value

Short-Term Investments 0.7%		$3,357,000

(Cost $3,357,000)

Repurchase Agreement 0.7%		3,357,000

Repurchase Agreement with State Street Corp. dated 2-29-12 at
0.010% to be repurchased at $3,357,001 on 3-1-12, collateralized by $3,420,000 Federal National Mortgage Association, 0.600% due
9-27-13 (valued at $3,428,550, including interest)	$3,357,000	3,357,000

Total investments (Cost $424,174,163)† 97.7%		$480,266,534

Other assets and liabilities, net 2.3%		$11,506,884

Total net assets 100.0%		$491,773,418

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	3.9%
Assured Guaranty Corp.	1.8%
Assured Guaranty Municipal Corp.	1.8%
CIFG Holding Ltd.	0.5%
Commonwealth Gtd.	0.7%
Financial Guaranty Insurance Corp.	1.2%
National Public Finance Guarantee Corp.	8.0%

(H) Non-income producing - Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero Coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $421,006,853. Net unrealized appreciation aggregated $59,259,681, of which $61,476,551 related to appreciated investment securities and $2,216,870 related to depreciated investment securities.

7

John Hancock Tax-Free Bond Fund
As of 2-29-12 (Unaudited)

The fund had the following sector composition as a percentage of total net assets on 2-29-12:

General Obligation Bonds	6.9%
Revenue Bonds
Transportation	18.9%
Utilities	16.1%
Water & Sewer	8.2%
Development	6.4%
Health Care	6.2%
Education	5.8%
Tobacco	5.7%
Airport	4.5%
Pollution	3.7%
Facilities	1.3%
Other Revenue	13.3%
Short-Term Investments & Other	3.0%

8

John Hancock Tax Free Bond Fund
As of February 29, 2012 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q3 2/12
4/12

John Hancock
MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2012

High Yield Municipal Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 96.5%				$275,303,845

(Cost $245,255,764)

Alabama 2.6%				7,525,590

Birmingham Special Care Facilities Financing Authority
Childrens Hospital	6.125	06/01/34	$2,000,000	2,243,800
Courtland Industrial Development Board
International Paper Company Project, Series A AMT	5.200	06/01/25	2,000,000	2,042,120
Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11/01/33	2,000,000	2,192,200
Selma Industrial Development Board
International Paper Company Project, Series A	5.375	12/01/35	1,000,000	1,047,470

Arizona 2.4%				6,775,830

Maricopa County Industrial Development Authority
Catholic Healthcare West, Series A	6.000	07/01/39	3,000,000	3,363,960
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	2,000,000	2,375,940
Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01/01/38	1,000,000	1,035,930

California 7.9%				22,459,056

California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	1,000,000	1,152,300
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	1,000,000	1,052,980
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/36	4,000,000	877,520
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	Zero	01/01/18	7,950,000	7,379,270
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	5,405,000	4,515,823
M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11/01/39	1,500,000	1,848,180
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	1,500,000	1,940,445
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	1,975,000	2,080,623
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	1,500,000	1,611,915

Colorado 2.4%				6,882,438

Colorado Health Facilities Authority
Christian Living Community Project, Series A	5.750	01/01/26	1,000,000	1,017,840
Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01/01/34	750,000	792,968
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	2,500,000	2,920,650
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	2,150,980

Connecticut 0.6%				1,577,850

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01/01/43	1,500,000	1,577,850

1

High Yield Municipal Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Delaware 0.4%				$1,077,050

County of Sussex
NRG Energy, Inc. Indian River Power LLC	6.000	10/01/40	$1,000,000	1,077,050

District of Columbia 1.6%				4,567,750

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Metrorail, Series A (Z)	Zero	10/01/37	4,000,000	919,240
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (Z)	Zero	10/01/39	4,600,000	941,850
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon Steps up
to 6.500% on 10-1-16) (D)(Z)	Zero	10/01/41	3,000,000	2,706,660

Florida 6.7%				19,014,520

Bonnet Creek Resort Community
Development District	7.250	05/01/18	1,445,000	1,447,514
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,055,000	1,055,369
Capital Trust Agency Seminole Tribe Convention
Prerefunded to 10-1-12, Series A (S)	8.950	10/01/33	1,000,000	1,071,080
Crossings at Fleming Island Community Development District
Recreation Facilities Improvements, Series C	7.100	05/01/30	1,000,000	962,520
Heritage Harbour North Community Development District	6.375	05/01/38	1,245,000	1,117,886
Live Oak Community Development District No: 1, Series A	6.300	05/01/34	1,000,000	1,030,900
Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10/01/38	2,000,000	2,021,500
Orlando Urban Community Development District
Electric Light & Power Improvements	6.000	05/01/20	550,000	533,055
Orlando Urban Community Development District
Electric Light & Power Improvements	6.250	05/01/34	1,000,000	934,120
Pensacola Airport Revenue AMT	6.000	10/01/28	2,000,000	2,232,040
Poinciana Community Development District
Sewer Improvements, Series A	7.125	05/01/31	1,160,000	1,160,534
South Kendall Community Development District, Series A	5.900	05/01/35	915,000	917,791
Tolomato Community Development District (H)	6.650	05/01/40	1,000,000	425,180
Tolomato Community Development District No: 8 (H)	6.450	05/01/23	1,000,000	426,860
Village Community Development District No 8	6.125	05/01/39	970,000	1,022,438
Village Community Development District No 8	6.375	05/01/38	810,000	870,677
Village Community Development District No 9	5.500	05/01/42	500,000	505,510
Village Community Development District No: 5, Series A	6.500	05/01/33	1,235,000	1,279,546

Georgia 6.7%				19,209,413

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,500,000	1,534,185
Atlanta Water & Waste Water Revenue (D)	5.000	11/01/19	10,000,000	10,913,200
Atlanta Water & Waste Water Revenue, Series A	6.000	11/01/28	1,000,000	1,189,100
Clayton County Development Authority
Delta Air Lines Series B AMT	9.000	06/01/35	1,000,000	1,080,320
Gainesville & Hall County Development Authority
ACTS Retirement-Life Communities, Inc., Series A-2	6.625	11/15/39	1,100,000	1,222,023
Marietta Development Authority
Life University, Inc. Project	7.000	06/15/30	1,500,000	1,543,485
Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01/01/26	1,500,000	1,727,100

2

High Yield Municipal Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Guam 0.8%				$2,171,860

Guam Government, Series A	7.000	11/15/39	$2,000,000	2,171,860

Hawaii 0.4%				1,176,130

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11/15/44	1,000,000	1,176,130

Illinois 3.1%				8,819,054

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	2,000,000	2,056,400
Cook County
Navistar International, Recovery Zone Facility	6.500	10/15/40	1,000,000	1,072,140
Illinois Finance Authority
Central Illinois, Series C1 (P)	5.950	08/15/26	1,000,000	1,000,300
Illinois Finance Authority
Navistar International Recover Facility	6.500	10/15/40	2,100,000	2,251,494
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	2,000,000	2,438,720

Indiana 0.7%				2,045,098

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11/15/39	1,250,000	1,352,675
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/26	230,000	231,502
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/38	475,000	460,921

Iowa 0.4%				1,061,880

Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	1,061,880

Kansas 1.0%				2,977,830

Wyandotte County-Kansas City Unified Government
Sales Tax Revenue, Series B (Z)	Zero	06/01/21	4,500,000	2,977,830

Kentucky 1.2%				3,363,830

Kentucky Economic Development Finance Authority
Owensboro Medical Health System, Series A	6.500	03/01/45	2,000,000	2,259,860
Owen County Kentucky Waterworks System Revenue
Amern Water Company Project, Series A	6.250	06/01/39	1,000,000	1,103,970

Louisiana 2.7%				7,596,100

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	3,000,000	3,291,900
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11/01/35	2,000,000	2,234,200
St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06/01/37	2,000,000	2,070,000

Maryland 1.2%				3,513,050

Baltimore County
East Baltimore Research Park, Series A	7.000	09/01/38	1,000,000	1,056,510
Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09/01/22	2,000,000	2,456,540

Massachusetts 2.5%				7,090,275

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	1,000,000	1,019,810

3

High Yield Municipal Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Massachusetts (continued)

Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12/01/19	$1,700,000	$1,702,125
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12, Series B	9.200	12/15/31	2,500,000	2,722,675
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,500,000	1,645,665

Michigan 2.2%				6,204,748

Detroit Water Supply System
Water Revenue, Series A	5.000	07/01/36	3,475,000	3,523,963
Detroit Water Supply System
Water Revenue, Series A	5.250	07/01/41	1,500,000	1,565,145
Michigan Strategic Fund
Dow Chemical Company, Series A-1 AMT (P)	6.750	12/01/28	1,000,000	1,115,640

Minnesota 0.7%				2,065,360

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10/01/27	1,000,000	1,023,240
St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08/01/42	1,000,000	1,042,120

Mississippi 0.4%				1,003,000

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04/01/22	1,000,000	1,003,000

Missouri 0.3%				929,600

St. Louis Airport Revenue
Lambert St. Louis International Airport, Series A-1	6.625	07/01/34	800,000	929,600

Nevada 0.3%				962,650

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06/15/28	1,000,000	962,650

New Hampshire 0.7%				2,073,150

New Hampshire Business Finance Authority
Public Service Company Project, Series B AMT(D)	4.750	05/01/21	1,500,000	1,548,105
New Hampshire Health & Education Facilities Authority
Rivermead, Series A	6.875	07/01/41	500,000	525,045

New Jersey 2.8%				8,037,978

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.250	09/15/29	1,300,000	1,301,638
New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.625	09/15/12	2,460,000	2,494,637
New Jersey State Educational Facilities Authority
University of Medical and Dentistry, Series B	7.500	12/01/32	1,000,000	1,220,560
Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06/01/43	1,000,000	1,075,260
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	2,070,000	1,945,883

New York 11.1%				31,731,296

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	2,500,000	2,701,125
Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04/01/42	4,350,000	4,672,770

4

High Yield Municipal Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

New York (continued)

Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	$1,000,000	$1,129,880
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	2,500,000	2,860,475
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	1,475,000	1,746,621
New York City Industrial Development Agency
American Airlines-JFK Airport AMT (H)	7.500	08/01/16	2,000,000	1,890,360
New York City Industrial Development Agency
Liberty-7 World Trade Center, Series A	6.250	03/01/15	1,500,000	1,503,900
New York Liberty Development Corp.	5.625	07/15/47	2,100,000	2,215,227
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/44	2,925,000	3,114,657
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	2,500,000	2,762,975
New York State Dormitory Authority
North Shore Long Island Jewish Group, Series A	5.000	05/01/32	500,000	545,670
New York State Dormitory Authority
North Shore Long Island Jewish Group, Series A	5.000	05/01/41	1,000,000	1,061,890
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	555,000	549,456
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	4,460,000	4,976,290

North Carolina 0.4%				1,249,190

North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01/01/24	1,000,000	1,249,190

Ohio 3.4%				9,702,250

Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.125	06/01/24	2,865,000	2,245,759
Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.875	06/01/30	4,500,000	3,482,460
Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09/15/27	2,510,000	2,286,761
Hickory Chase Community Authority
Hickory Chase Project	7.000	12/01/38	1,000,000	649,520
Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11/01/32	1,000,000	1,037,750

Oklahoma 0.6%				1,807,596

Tulsa Airport Improvement Trust, Series A AMT (H)	7.750	06/01/35	1,000,000	774,490
Tulsa Municipal Airport Trust American Airlines Project (H)	6.250	06/01/20	1,375,000	1,033,106

Oregon 0.6%				1,599,688

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,105,000	1,106,558
Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/16	500,000	493,130

5

High Yield Municipal Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Pennsylvania 5.8%				$16,656,216

Allegheny County Hospital Development Authority
West Penn Health Systems, Series A	5.000	11/15/28	$1,000,000	836,710
Allegheny County Industrial Development Authority
Environmental Improvements	5.500	11/01/16	1,000,000	1,022,410
Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05/01/30	1,000,000	1,079,180
Bucks County Industrial Development Authority	6.750	06/01/26	1,500,000	1,617,615
Pennsylvania Economic Development Financing Authority
Allegheny Energy Supply Company	7.000	07/15/39	2,500,000	2,874,975
Pennsylvania Economic Development Financing Authority
Philadelphia Biosolids Facility	6.250	01/01/32	1,000,000	1,099,200
Pennsylvania Turnpike Commission	5.250	12/01/41	1,500,000	1,627,410
Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero Coupon Steps up
to 6.375% on 12-1-17) (Z)	Zero	12/01/38	5,000,000	4,420,196
Philadelphia Gas Waterworks Revenue
Ninth Series	5.250	08/01/40	2,000,000	2,078,520

Puerto Rico 7.5%				21,377,565

Commonwealth of Puerto Rico, Series B	6.500	07/01/37	2,000,000	2,275,620
Puerto Rico Aqueduct & Sewer Authority
Senior Lien, Series A	5.750	07/01/37	4,850,000	5,160,255
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,500,000	1,803,330
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07/01/38	1,000,000	1,077,290
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07/01/32	1,250,000	1,300,950
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07/01/38	1,000,000	1,059,640
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	3,000,000	3,148,440
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08/01/33	5,000,000	1,616,200
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)(Z)	Zero	08/01/41	5,000,000	1,001,600
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16) (Z)	Zero	08/01/32	3,000,000	2,934,240

Rhode Island 0.2%				437,486

Tobacco Settlement Financing Corp., Series A	6.000	06/01/23	135,000	135,458
Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05/01/22	300,000	302,028

Tennessee 1.7%				4,958,289

Johnson City Health & Educational Facilities Board
Mountain States Health Alliance, Prerefunded to 7-1-12,
Series A	7.500	07/01/33	1,000,000	1,049,090
Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02/01/25	3,720,000	3,909,199

6

High Yield Municipal Bond Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Texas 9.8%				$28,009,071

Bexar County Health Facilities Development Corp.
Army Retirement Residence Project, Prerefunded to 7-1-12	6.300	07/01/32	$150,000	154,529
Central Texas Regional Mobility Authority	6.000	01/01/41	2,000,000	2,145,760
Central Texas Regional Mobility Authority	6.250	01/01/46	1,000,000	1,072,100
City Of Houston TX Airport System Revenue	6.625	07/15/38	1,000,000	1,031,940
Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04/01/28	2,100,000	2,102,688
Gulf Coast Waste Disposal Authority
International Paper Company, Series A AMT	6.100	08/01/24	1,500,000	1,526,670
Harris County Health Facilities Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12/01/35	1,000,000	1,194,570
Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11/01/40	2,825,000	2,924,242
Mission Economic Development Corp.
Allied Waste, Inc. Project, Series A AMT	5.200	04/01/18	1,500,000	1,503,330
Mission Economic Development Corp.
Waste Management, Inc. Project AMT (P)	6.000	08/01/20	975,000	1,040,042
North Texas Tollway Authority	5.000	01/01/38	2,000,000	2,136,820
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01/01/39	3,000,000	3,384,900
North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01/01/38	1,000,000	1,077,310
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	1,000,000	1,114,140
Tarrant County Cultural Education Facilities Finance Corp.
Air Force Retirement Facility	6.375	11/15/44	2,000,000	2,143,600
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12/15/26	2,000,000	2,352,000
Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11/01/30	1,000,000	1,104,430

Virgin Islands 0.4%				1,147,610

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,147,610

Virginia 0.8%				2,406,240

Washington County Industrial Development Authority
Mountain States Health Alliance, Series C	7.750	07/01/38	2,000,000	2,406,240

Washington 0.4%				1,072,600

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11/15/33	1,000,000	1,072,600

Wisconsin 0.3%				836,288

Wisconsin Health & Educational Facilities Authority
St. John’s Community, Inc., Series A	7.625	09/15/39	750,000	836,288

Wyoming 0.4%				1,011,630

Sweetwater County
FMC Corp. Project AMT	5.600	12/01/35	1,000,000	1,011,630

Other 0.4%				1,119,740

Centerline Equity Issuer Trust (S)	6.000	05/15/19	1,000,000	1,119,740

7

High Yield Municipal Bond Fund
As of 2-29-12 (Unaudited)

Short-Term Investments 0.5%		$1,380,000

(Cost $1,380,000)

	Shares	Value

Repurchase Agreement 0.5%		1,380,000

Repurchase Agreement with State Street Corp. dated 02-29-12 at 0.010% to be repurchased at $1,380,000 on 03-1-12, collateralized by $1,405,000 Federal
National Mortgage Association, 0.600% due 9-27-13 (valued at $1,408,513,
including interest)	1,380,000	1,380,000

Total investments (Cost $246,635,764)† 97.0%		$276,683,845

Other assets and liabilities, net 3.0%		$8,636,586

Total net assets 100.0%		$285,320,431

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investments

Assured Guaranty Corp.	0.9%
Assured Graranty Municipal Corp	3.8%
CIFG Holding Ltd.	1.3%
National Public Finance Guarantee Corp	1.6%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 02-29-12, the aggregate cost of investment securities for federal income tax purposes was $244,662,877. Net unrealized appreciation aggregated $32,020,968, of which $34,097,081 related to appreciated investment securities and $2,076,113 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 2-29-12:

General Obligation	1.6%
Revenue Bonds
Development	20.4%
Pollution	9.8%
Transportation	9.7%
Health Care	9.5%
Water & Sewer	9.2%
Utilities	6.7%
Airport	5.8%
Tobacco	4.7%
Education	3.3%
Facilities	0.5%

8

High Yield Municipal Bond Fund
As of 2-29-12 (Unaudited)

Other Revenue	15.3%
Short-Term Investments & Other	3.5%

9

John Hancock High Yield Municipal Bond Fund
As of February 29, 2012 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of February 29, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q3 2/12
4/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	April 23, 2012

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	April 23, 2012